Commitments and Contingencies - Additional Information (Detail)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Jul. 31, 2012	Sep. 30, 2011 Tranches $ / shares shares	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Jan. 01, 2013 ft²	Jul. 01, 2011 ft²	Mar. 01, 2011 ft²
Commitments And Contingencies [Line Items]
Rent expense					$ 69,000	$ 79,000	$ 142,000	$ 158,000	$ 315,000	$ 310,000
Warrant term	5 years	5 years
Oceanside [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²					8,215		8,215		8,215
Lease expiration period							2016-08		2016-08
Current base rent					$ 8,846		$ 8,846
Percentage of increase in monthly base rent							3.00%		3.00%
Frederick [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²					5,520		5,520		5,520
Current base rent					$ 8,865		$ 8,865		$ 11,105
Expiry of Lease							Dec. 31, 2015		Dec. 31, 2015
Expiry of lease additional							5 years		5 years
Priestly Drive [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²									4,653		9,848	8,199	4,653
Current base rent					12,192		$ 12,192		$ 11,837
Percentage of increase in monthly base rent							3.00%		3.00%
Expiry of Lease							Feb. 29, 2016		Feb. 29, 2016
Expiry of lease additional							5 years		5 years
Initial monthly base rent							$ 5,118		$ 5,118
Skin Care [Member]
Commitments And Contingencies [Line Items]
Percentage of net revenues for Direct Sales generated from the proprietary mailings				20.00%
Percentage of net revenues for Referral Sales			9.00%	10.00%
Termination of the agreement				30 days
Number of tranches of common stock warrants issuable | Tranches				2
Number of shares which can be purchased by the exercise of warrants | shares				667
Strike prices, tranche one | $ / shares				$ 225.00
Strike prices, tranche two | $ / shares				$ 300.00
Commission percentage on direct sale			18.00%
Commission expenses					$ 3,000	$ 10,000	$ 8,000	$ 23,000	$ 51,000	$ 80,000
Warrant term				5 years
Previously Reported [Member] | Skin Care [Member]
Commitments And Contingencies [Line Items]
Number of shares which can be purchased by the exercise of warrants | shares				100,000
Strike prices, tranche one | $ / shares				$ 1.50
Strike prices, tranche two | $ / shares				$ 2
Customer Concentration Risk [Member] | Major customer 1 [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue									17.00%	21.00%
Customer Concentration Risk [Member] | Another Major Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue									10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue							10.00%		10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue					22.00%	19.00%	18.00%	20.00%